INTEREST AND OTHER FINANCE COSTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTEREST AND OTHER FINANCE COSTS
Retirement benefit net interest expense	$ (5)	$ (7)	$ (11)
Unwinding of discount	(5)	(9)	(3)
Other			(1)
Other finance costs	(10)	(16)	(15)
Foreign exchange gains or losses	$ 25	$ 22	$ 11